Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39121
Entity Registrant Name	ECMOHO Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5th Floor, 909 Tianyaoqiao Road
Entity Address, Address Line Two	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200030
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001763197
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Name	Friedman LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424	711
Auditor Location	New York, New York	Shanghai, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	5th Floor, 909 Tianyaoqiao Road
Entity Address, Address Line Two	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200030
Contact Personnel Name	Zoe Wang
City Area Code	+86
Local Phone Number	21 5456 5223
Contact Personnel Email Address	ir@ecmoho.com
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing four Class A ordinary shares
Trading Symbol	MOHO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	26,509,399
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	133,581,883
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	106,037,596
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	59,355,616